Note 11 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Net loss attributable to ordinary shareholders	$ (18,370)	$ (14,540)	$ (54,666)	$ (43,377)
Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	39,024,892	30,303,093	39,013,526	28,658,215
Net loss per share —basic and diluted (in dollars per share)	$ (0.47)	$ (0.48)	$ (1.40)	$ (1.51)